CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue			$ 8,525
Costs of revenue
Gross margin			8,525
Operating Expenses:
Professional fees	26,659	22,518	11,410
General and administrative	266,802	143,555	194,561
Compensation and related costs	44,711	5,816
Stock-based compensation	74,357	116,095	204,319
Total Operating Expenses	412,529	287,984	410,290
Loss from Operations	412,529	(287,984)	(401,765)
Other expense (income):
Other expense (income)	17,924	24,344
Total other expense (income)	17,924	24,344
Loss before provision for income taxes	(430,453)	(312,328)	(401,765)
Provision for income taxes
Net loss	$ (430,453)	$ (312,328)	$ (401,765)
Basic and diluted loss per share
Net loss per share	$ (0.08)	$ (0.07)	$ (0.09)
Weighted-average number of common shares outstanding:
Basic and diluted	5,411,039	4,714,866	4,313,048
Comprehensive loss:
Net loss	$ (430,453)	$ (312,328)	$ (401,765)
Foreign curreny translation adjustment	(114,663)	5,716	9,455
Comprehensive loss	$ (545,116)	$ (306,612)	$ (392,310)